13. Shareholder's Equity and Member's Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Shareholder's Equity and Member's Deficit	NOTE 14 – SHAREHOLDERS’ EQUITY As of June 30, 2019, there were no shares of Preferred Stock issued or outstanding and 25,820,633 shares of Common Stock issued and outstanding.

NOTE 13 – SHAREHOLDER’S EQUITY AND MEMBER’S DEFICIT

The Company was formed by Bradley Nattrass and Octavio Gutierrez on March 20, 2014, as a Colorado limited liability company with equity contributions totaling $100 from each member. In November 2016 when still an LLC, the Company undertook a private offering of member interests wherein the Company received subscriptions of $575,107 in the form of 6,392 member interests to three (3) accredited investors (approximately $90 per member interest).

On December 31, 2016, the Company issued 8,008 membership units to key employees. On December 31, 2016 the Company issued 1,943 membership units to vendors for services provided. Total outstanding membership units at December 31, 2016, were 116,343.

In February 2017, under a 351 Exchange Agreement, the members converted an aggregate of 116,343 membership interests into 22,500,000 shares of common stock (193.3936722 to 1). The effective date for the exchange was February 23, 2017.

As of December 2018, the Company’s authorized capital consisted of 100,000,000 shares of common stock, $0.001 par value per share, and 10,000,000 shares of preferred stock, par value $0.10 per share.

As of December 31, 2017, there were 25,046,000 shares of common stock issued and outstanding.

In March 2018, an executive left the Company and returned 375,000 common shares as part of the related separation agreement. The Company retired the shares and reduced its issued and outstanding stock by 375,000 shares.

As of December 31, 2018, there were no shares of preferred stock issued or outstanding and 25,229,833 shares of common stock issued and outstanding.